Fair Value Measurements - Additional Information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	May 06, 2024
Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, Held-in-Trust	$ 235	$ 2,216
US Treasury Bill Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, Held-in-Trust	$ 307,660,577	$ 296,133,481
Public Warrants [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Share Price			$ 0.2